Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, VEF in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) VEB / $	Dec. 31, 2016 EUR (€) VEB / $	Dec. 31, 2017 VEF VEB / $	Dec. 31, 2015 VEB / $
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 44,230
Foreign exchange gain (loss)	€ (419)	€ (694)
Foreign exchange rate | VEB / $	36,115.280	673.762	36,115.280	198.699
Latin American currencies | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 4,689	€ 6,355
USD | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	146	480
GBP | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 3,089	€ 2,828
Ratio of debt to OBIDA	1.97		1.97
VEB
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gain (loss)	€ (426)
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	(170)		VEF 7,358,790
Increase in financial income due to the effect of monetary correction for inflation	€ 510